RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Cash obligations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 452	$ 450
Due to related parties	649	694
Other long-term liabilities – concession payments	636	531
Lease liabilities	346	362
Non-recourse borrowings	14,397	14,595
Gross of Unamortized Financing Fees and Accumulated Amortization
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	452	450
Financial instrument liabilities	770	696
Due to related parties	649	695
Lease liabilities	371	393
Non-recourse borrowings	13,546	12,859
Interest payable	4,249	4,230
Total	20,057	19,341
Gross of Unamortized Financing Fees and Accumulated Amortization | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	20	18
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	452	450
Financial instrument liabilities	247	198
Due to related parties	649	694
Lease liabilities	25	30
Non-recourse borrowings	1,452	886
Interest payable	587	598
Total	3,413	2,857
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	1	1
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	355	358
Due to related parties	0	1
Lease liabilities	94	99
Non-recourse borrowings	4,395	3,892
Interest payable	1,888	1,924
Total	6,738	6,279
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	6	5
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	168	140
Due to related parties	0	0
Lease liabilities	252	264
Non-recourse borrowings	7,699	8,081
Interest payable	1,774	1,708
Total	9,906	10,205
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	$ 13	$ 12